Financing Received from the Argentine Central Bank and Other Financial Institutions - Summary of Loans from the Argentina Central Bank and Other Financial Institutions (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 479,636,814	$ 326,569,454
Argentine Central Bank Financing
Disclosure of detailed information about borrowings [line items]
Borrowings	381,486	456,069
Correspondents
Disclosure of detailed information about borrowings [line items]
Borrowings	8,970,139	2,398,269
Financing from Local Financial Institutions
Disclosure of detailed information about borrowings [line items]
Borrowings	449,248,654	241,206,617
Financing from Foreign Financial Institutions
Disclosure of detailed information about borrowings [line items]
Borrowings	19,546,589	73,444,876
Financing from International Financial Institutions
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,489,946	$ 9,063,623